RIGHT OF USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Right Of Use Asset And Lease Liability [Abstract]
Schedule of Changes in Right of Use Assets and Lease Liabilities	Changes in right of use assets and lease liabilities as of December 31, 2023 and 2022 are as follows:

	2023	2022
Lease liabilities:
As of the beginning of the year	3,318,236	1,909,119
Additions	71,084	2,160,014
Financial restatements	358,923	289,307
Foreign Exchange gain /(losses)	4,271,628	930,664
Gain on net monetary position	(3,071,750)	(1,088,899)
Payments	(960,757)	(881,969)
As of the end of the year	3,987,364	3,318,236
Right of use assets:
As of the beginning of the year	3,271,458	1,879,740
Additions	71,084	2,160,014
Depreciation	(796,200)	(768,296)
As of the end of the year	2,546,342	3,271,458